Note 4 - Fair Value Measurements 1 (Details Textual) - USD ($)				3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 27, 2026	Apr. 28, 2025	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)	4,135,910		1,199,295	4,135,910		4,135,910
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)			$ 0.85
Warrants and Rights Outstanding	$ 0			$ 0		$ 0
Put Option Agreement, Covenant, Shares Repurchased (in shares)	1,150			1,150
Stock Issued During Period, Value, New Issues					$ 60,000	$ 60,000
Series D Convertible Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)	7,583	2,150
Proceeds from Issuance of Preferred Stock and Preference Stock		$ 1,000,000		$ 1,000,000
Proceeds from Issuance of Preferred Stock and Preference Stock, Net		$ 900,000		900,000
Put Option Agreement, Covenant, Shares Repurchased (in shares)		1,150
Put Option Agreement, Covenant, Price of Repurchased Shares (in dollars per share)		$ 1,000
Put Option Agreement, Covenant, Maximum Purchase Price		$ 1,150,000
Proceeds from Issuance of Convertible Preferred Stock		8,000,000		900,000	$ 0
Put Option, Fair Value		$ 60,000.00
Stock Issued During Period, Value, New Issues				$ 393,000
Series C Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)				2,625
Stock Issued During Period, Value, New Issues				$ 1,861,125
Series D Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)				9,733
Stock Issued During Period, Value, New Issues				$ 7,387,347
Series D Preferred Stock [Member] | Preferred Equity Financing [Member]
Stock Issued During Period, Shares, New Issues (in shares)				2,150
Series D Preferred Stock [Member] | OID Notes [Member]
Stock Issued During Period, Shares, New Issues (in shares)				7,583
Series E Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)				684
Stock Issued During Period, Value, New Issues				$ 519,156
Minimum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 0.85			$ 0.85		$ 0.85
Maximum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 57,500			$ 57,500		$ 57,500
Warrant Liability [Member]
Restructuring Costs			$ 753,004